MML SERIES INVESTMENT FUND

Supplement dated January 14, 2011 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the MML Conservative Allocation Fund found on page 7 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Conservative Allocation Fund	20.91%	0.39%

		One Year	Since Inception (08/31/07)
Initial Class	MML Conservative Allocation Fund	21.15%	0.29%
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
Russell 3000® Index(1)		28.34%	-8.82%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Conservative Allocation Index(1)(3)		16.98%	1.63%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Conservative Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 60%, 30% and 10%, respectively.
(4)	From 9/3/07.

The following information replaces similar information for the MML Balanced Allocation Fund found on page 13 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Balanced Allocation Fund	23.09%	-1.95%

		One Year	Since Inception (08/31/07)
Initial Class	MML Balanced Allocation Fund	23.50%	-1.84%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Balanced Allocation Index(1)(3)		19.60%	0.17%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The custom MML Balanced Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 50%, 37.5% and 12.5%, respectively.
(4)	From 9/3/07.

The following information replaces similar information for the MML Moderate Allocation Fund found on page 19 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Moderate Allocation Fund	25.48%	-2.55%

		One Year	Since Inception (08/31/07)
Initial Class	MML Moderate Allocation Fund	25.90%	-2.86%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Moderate Allocation Index(1)(3)		22.16%	-1.38%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Moderate Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 40%, 45% and 15%, respectively.
(4)	From 9/3/07.

The following information replaces similar information for the MML Growth Allocation Fund found on page 25 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Growth Allocation Fund	29.29%	-4.68%

		One Year	Since Inception (08/31/07)
Initial Class	MML Growth Allocation Fund	29.61%	-5.20%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Growth Allocation Index(1)(3)		25.86%	-3.90%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Growth Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 25%, 56.25% and 18.75%, respectively.
(4)	From 9/3/07.

The following information replaces similar information for the MML Aggressive Allocation Fund found on page 31 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Aggressive Allocation Fund	33.60%	-6.34%

		One Year	Since Inception (08/31/07)
Initial Class	MML Aggressive Allocation Fund	34.04%	-7.05%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Aggressive Allocation Index(1)(3)		29.38%	-6.64%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Aggressive Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 10%, 67.5% and 22.5%, respectively.
(4)	From 9/3/07.

The following information replaces similar information beginning on page 171 in the section titled Index Descriptions:

The Custom MML Aggressive Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 10%, 67.5% and 22.5%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom MML Balanced Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 50%, 37.5% and 12.5%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom MML Conservative Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 60%, 30% and 10%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom MML Growth Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 25%, 56.25% and 18.75%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom MML Moderate Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 40%, 45% and 15%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The following information supplements similar information found beginning on page 171 in the section titled Index Descriptions:

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. is an unmanaged index representative of stocks domiciled in global developed and emerging markets, excluding the United States. The Index does not reflect any deductions for fees or expenses and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-10-07

MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated January 14, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Conservative Allocation Fund	20.91%	0.39%

		One Year	Since Inception (08/31/07)
Initial Class	MML Conservative Allocation Fund	21.15%	0.29%
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
Russell 3000® Index(1)		28.34%	-8.82%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Conservative Allocation Index(1)(3)		16.98%	1.63%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Conservative Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 60%, 30% and 10%, respectively.
(4)	From 9/3/07.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-04

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated January 14, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Balanced Allocation Fund	23.09%	-1.95%

		One Year	Since Inception (08/31/07)
Initial Class	MML Balanced Allocation Fund	23.50%	-1.84%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Balanced Allocation Index(1)(3)		19.60%	0.17%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The custom MML Balanced Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 50%, 37.5% and 12.5%, respectively.
(4)	From 9/3/07.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-04

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated January 14, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Moderate Allocation Fund	25.48%	-2.55%

		One Year	Since Inception (08/31/07)
Initial Class	MML Moderate Allocation Fund	25.90%	-2.86%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Moderate Allocation Index(1)(3)		22.16%	-1.38%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Moderate Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 40%, 45% and 15%, respectively.
(4)	From 9/3/07.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-04

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated January 14, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Growth Allocation Fund	29.29%	-4.68%

		One Year	Since Inception (08/31/07)
Initial Class	MML Growth Allocation Fund	29.61%	-5.20%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Growth Allocation Index(1)(3)		25.86%	-3.90%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Growth Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 25%, 56.25% and 18.75%, respectively.
(4)	From 9/3/07.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-04

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated January 14, 2011 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2009)

		One Year	Since Inception (08/15/08)
Service Class	MML Aggressive Allocation Fund	33.60%	-6.34%

		One Year	Since Inception (08/31/07)
Initial Class	MML Aggressive Allocation Fund	34.04%	-7.05%
Russell 3000® Index(1)		28.34%	-8.82%	(4)
Barclays Capital U.S. Aggregate Bond Index(1)		5.93%	6.45%	(4)
MSCI® ACWI® ex-U.S. Index(2)		41.45%	-8.35%	(4)
Custom MML Aggressive Allocation Index(1)(3)		29.38%	-6.64%	(4)
(1)	Reflects no deduction for fees, expenses or taxes.
(2)	Reflects no deduction for fees or expenses.
(3)	The Custom MML Aggressive Allocation Index comprises the Barclays Capital U.S. Aggregate Bond, Russell 3000 and MSCI ACWI ex-U.S. Indexes. The weightings of each index are 10%, 67.5% and 22.5%, respectively.
(4)	From 9/3/07.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-04